Fair Value Measurements - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Level 1 | Carrying Amount
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and cash equivalents	$ 2,394	$ 8,726	$ 70,588
Restricted cash	20	819	5,517
Accounts payable and accrued expenses	104,958	65,724	37,332
Level 1 | Estimated Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and cash equivalents	2,394	8,726	70,588
Restricted cash	20	819	5,517
Accounts payable and accrued expenses	104,958	65,724	37,332
Level 2 | Carrying Amount
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Customer ExAlt Trusts loan payable, net	48,660	52,129	65,674
Debt due to related parties	102,141	99,314	105,917
Level 2 | Estimated Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Customer ExAlt Trusts loan payable, net	54,058	56,635	64,811
Debt due to related parties	$ 96,099	$ 96,465	$ 119,036